Label	Element	Value
Innovator Equity Defined Protection ETF® - 6 Mo Apr/Oct | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $3.33 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.40%
Innovator Equity Defined Protection ETF® - 6 Mo Apr/Oct | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $666.18 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
Innovator Equity Defined Protection ETF® - 6 Mo Apr/Oct | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $688.56 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.50%)